Other interim disclosures (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of other interim disclosures [abstract]
Disclosure of impairment loss and reversal of impairment loss [text block]
(USD millions)	Q2 2024	Q2 2023	H1 2024	H1 2023

Property, plant and equipment impairment charges	-9	-31	-10	-58

Property, plant and equipment impairment reversal		39		48

Property, plant and equipment depreciation charge	-219	-222	-437	-455

Right-of-use assets depreciation charge	-61	-68	-124	-133

Intangible assets impairment charges [1]	-37	-454	-194	-927

Intangible assets amortization charge	-836	-974	-1 711	-2 053

[1] The first half of 2023 includes an impairment of USD 0.3 billion due to the write-down of IPR&D related to cessation of clinical development program NIZ985. The second quarter and first half of 2023 include an impairment of USD 0.3 billion for the write-down of a currently marketed product to reflect reduction in recoverable amount.

Disclosure of additions excluding the impact of business acquisitions [table text block]
(USD millions)	Q2 2024	Q2 2023	H1 2024	H1 2023

Additions to property, plant and equipment	283	211	506	388

Additions to right-of-use assets	69	49	97	192

Additions to intangible assets other than goodwill	512	521	1 175	716

Disclosure of detailed information about borrowings [table text block]
Coupon	Currency	Notional amount (millions)	Maturity year	Issuer	Issue price	Carrying value June 30, 2024 (USD millions)

1.600%	CHF	650	2027	Novartis AG, Basel, Switzerland	100.138%	723

1.650%	CHF	435	2031	Novartis AG, Basel, Switzerland	100.148%	483

1.750%	CHF	645	2034	Novartis AG, Basel, Switzerland	100.229%	717

1.850%	CHF	280	2040	Novartis AG, Basel, Switzerland	100.268%	311

1.850%	CHF	190	2049	Novartis AG, Basel, Switzerland	100.149%	211

Disclosure of Leasing commitments [table text block]
(USD millions)	2024

2024	226

2025	209

2026	460

2027	396

2028	566

2029	487

Thereafter	4 855

Total	7 199